UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: January 31

Date of reporting period: October 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON INVESTMENT COUNSEL SOCIAL AWARENESS FUND

FORM N-Q

OCTOBER 31, 2012

LEGG MASON INVESTMENT COUNSEL SOCIAL AWARENESS FUND

Schedule of Investments (unaudited)	October 31, 2012

SECURITY	SHARES	VALUE
COMMON STOCKS - 67.7%
CONSUMER DISCRETIONARY - 8.1%
Hotels, Restaurants & Leisure - 2.5%
Yum! Brands Inc.	51,630	$3,619,779

Multiline Retail - 1.7%
Target Corp.	37,150	2,368,313

Textiles, Apparel & Luxury Goods - 3.9%
Coach Inc.	49,450	2,771,672
V.F. Corp.	17,950	2,808,816

Total Textiles, Apparel & Luxury Goods		5,580,488

TOTAL CONSUMER DISCRETIONARY		11,568,580

CONSUMER STAPLES - 8.8%
Beverages - 2.0%
PepsiCo Inc.	40,640	2,813,914

Food Products - 2.9%
Darling International Inc.	76,850	1,270,331	*
General Mills Inc.	73,255	2,936,060

Total Food Products		4,206,391

Household Products - 1.4%
Procter & Gamble Co.	29,460	2,039,810

Personal Products - 2.5%
Estee Lauder Cos. Inc., Class A Shares	56,820	3,501,248

TOTAL CONSUMER STAPLES		12,561,363

ENERGY - 8.6%
Energy Equipment & Services - 4.9%
FMC Technologies Inc.	56,470	2,309,623	*
National-Oilwell Varco Inc.	37,980	2,799,126
Tetra Technology Inc.	71,800	1,862,492	*

Total Energy Equipment & Services		6,971,241

Oil, Gas & Consumable Fuels - 3.7%
Apache Corp.	39,100	3,235,525
Hess Corp.	41,000	2,142,660

Total Oil, Gas & Consumable Fuels		5,378,185

TOTAL ENERGY		12,349,426

FINANCIALS - 8.2%
Capital Markets - 2.0%
State Street Corp.	62,915	2,804,122

Commercial Banks - 2.2%
U.S. Bancorp	96,645	3,209,580

Consumer Finance - 2.0%
American Express Co.	51,020	2,855,589

Insurance - 2.0%
Arch Capital Group Ltd.	63,450	2,801,318	*

TOTAL FINANCIALS		11,670,609

HEALTH CARE - 8.9%
Biotechnology - 2.0%
Celgene Corp.	18,265	1,339,190	*
Gilead Sciences Inc.	22,440	1,507,070	*

Total Biotechnology		2,846,260

Health Care Equipment & Supplies - 1.4%
Covidien PLC	36,280	1,993,586

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL SOCIAL AWARENESS FUND

Schedule of Investments (unaudited) (cont’d)	October 31, 2012

SECURITY	SHARES	VALUE
Health Care Providers & Services - 3.6%
Express Scripts Holding Co.	43,740	$2,691,760	*
UnitedHealth Group Inc.	43,740	2,449,440

Total Health Care Providers & Services		5,141,200

Health Care Technology - 1.9%
Cerner Corp.	34,910	2,659,793	*

TOTAL HEALTH CARE		12,640,839

INDUSTRIALS - 6.5%
Commercial Services & Supplies - 0.9%
Covanta Holding Corp.	73,730	1,340,412

Construction & Engineering - 1.5%
Quanta Services Inc.	84,130	2,181,491	*

Machinery - 2.7%
Danaher Corp.	52,140	2,697,202
Illinois Tool Works Inc.	17,760	1,089,221

Total Machinery		3,786,423

Road & Rail - 1.4%
Union Pacific Corp.	16,310	2,006,619

TOTAL INDUSTRIALS		9,314,945

INFORMATION TECHNOLOGY - 12.4%
Communications Equipment - 2.4%
Cisco Systems Inc.	87,540	1,500,435
QUALCOMM Inc.	34,250	2,006,194

Total Communications Equipment		3,506,629

Computers & Peripherals - 3.5%
Apple Inc.	6,000	3,570,600
NetApp Inc.	50,945	1,370,421	*

Total Computers & Peripherals		4,941,021

Electronic Equipment, Instruments & Components - 1.1%
Trimble Navigation Ltd.	32,000	1,509,760	*

Internet Software & Services - 2.7%
eBay Inc.	33,230	1,604,677	*
Google Inc., Class A Shares	3,370	2,290,825	*

Total Internet Software & Services		3,895,502

IT Services - 1.3%
Accenture PLC, Class A Shares	27,820	1,875,346

Semiconductors & Semiconductor Equipment - 1.4%
Broadcom Corp., Class A Shares	62,585	1,973,618	*

TOTAL INFORMATION TECHNOLOGY		17,701,876

MATERIALS - 2.4%
Chemicals - 2.4%
Air Products & Chemicals Inc.	19,254	1,492,762
Potash Corp. of Saskatchewan Inc.	49,045	1,979,947

TOTAL MATERIALS		3,472,709

TELECOMMUNICATION SERVICES - 1.6%
Wireless Telecommunication Services - 1.6%
Crown Castle International Corp.	34,770	2,320,897	*

UTILITIES - 2.2%
Electric Utilities - 0.7%
Northeast Utilities	27,390	1,076,427

Water Utilities - 1.5%
American Water Works Co. Inc.	57,710	2,120,265

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL SOCIAL AWARENESS FUND

Schedule of Investments (unaudited) (cont’d)	October 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
TOTAL UTILITIES				$3,196,692

TOTAL COMMON STOCKS (Cost - $67,670,643)				96,797,936

ASSET-BACKED SECURITIES - 0.5%
Nelnet Student Loan Trust, 2008-2 A4 (Cost - $694,613)	2.069%	6/26/34	$665,000	696,247	(a)

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.0%
Banc of America Commercial Mortgage Inc., 2005-1 A4	5.072%	11/10/42	738,000	761,399	(a)
Commercial Mortgage Pass Through Certificates, 2007-C9 AAB	5.801%	12/10/49	474,346	511,057	(a)
Federal Home Loan Bank (FHLB), 00-0606 Y	5.270%	12/28/12	593,187	597,052
Federal Home Loan Mortgage Corp. (FHLMC), 2837 ED	5.000%	8/15/19	41,747	43,208
Federal Home Loan Mortgage Corp. (FHLMC), 4003 WV	3.500%	4/15/22	457,083	482,505
Federal Home Loan Mortgage Corp. (FHLMC), 4030 JA	3.500%	12/15/41	1,179,087	1,188,535
Federal National Mortgage Association (FNMA), 2011-111 VA	4.000%	1/25/23	393,978	415,390
Federal National Mortgage Association (FNMA), 2011-53 CY	4.000%	6/25/41	346,213	374,162
Government National Mortgage Association (GNMA), 2009-22 AG	4.000%	10/16/32	521,037	527,487
Government National Mortgage Association (GNMA), 2009-46 G	4.500%	9/20/34	736,097	761,879
Government National Mortgage Association (GNMA), 2009-93 PB	3.000%	12/16/38	694,270	717,112
Government National Mortgage Association (GNMA), 2010-43 QD, PAC	3.000%	11/20/37	387,521	400,445
Government National Mortgage Association (GNMA), 2010-56 BA	4.500%	2/20/36	292,403	306,592
LB-UBS Commercial Mortgage Trust, 2004-C4 A3	5.121%	6/15/29	58,166	58,658	(a)
Morgan Stanley Dean Witter Capital I Inc., 2001-TOP3 A4	6.390%	7/15/33	7,330	7,354

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $7,173,600)				7,152,835

CORPORATE BONDS & NOTES -15.1%
CONSUMER DISCRETIONARY - 0.5%
Media - 0.5%
Comcast Corp., Senior Notes	5.650%	6/15/35	600,000	717,429

CONSUMER STAPLES - 0.7%
Beverages - 0.7%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	2.500%	3/26/13	235,000	236,892
PepsiCo Inc., Senior Notes	5.000%	6/1/18	655,000	779,420

TOTAL CONSUMER STAPLES				1,016,312

ENERGY - 1.0%
Energy Equipment & Services - 0.1%
FMC Technologies Inc., Senior Notes	2.000%	10/1/17	125,000	126,816

Oil, Gas & Consumable Fuels - 0.9%
Apache Corp., Senior Notes	5.250%	4/15/13	250,000	255,378
ONEOK Partners LP, Senior Notes	2.000%	10/1/17	150,000	153,246
Petrobras International Finance Co., Senior Notes	3.500%	2/6/17	675,000	715,068

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL SOCIAL AWARENESS FUND

Schedule of Investments (unaudited) (cont’d)	October 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - continued
Statoil ASA, Senior Notes	3.125%	8/17/17	$190,000	$208,437

Total Oil, Gas & Consumable Fuels				1,332,129

TOTAL ENERGY				1,458,945

FINANCIALS - 8.2%
Capital Markets - 1.0%
BlackRock Inc., Senior Notes	3.500%	12/10/14	415,000	440,671
BlackRock Inc., Senior Notes	4.250%	5/24/21	400,000	456,873
Goldman Sachs Group Inc., Senior Notes	3.625%	2/7/16	425,000	450,241

Total Capital Markets				1,347,785

Commercial Banks - 3.1%
Bank of Montreal, Senior Notes	1.400%	9/11/17	225,000	227,219
Bank of Nova Scotia, Senior Notes	2.250%	1/22/13	80,000	80,290
Bank of Nova Scotia, Senior Notes	2.375%	12/17/13	295,000	301,518
Bank of Nova Scotia, Senior Notes	2.050%	10/7/15	250,000	260,448
Barclays Bank PLC, Senior Notes	5.000%	9/22/16	435,000	489,901
Rabobank Nederland NV, Notes	4.500%	1/11/21	1,000,000	1,135,468
Rabobank Nederland NV, Senior Notes	2.125%	10/13/15	450,000	464,823
SunTrust Banks Inc., Senior Notes	3.600%	4/15/16	555,000	595,528
Wells Fargo & Co., Senior Notes	4.600%	4/1/21	380,000	438,253
Westpac Banking Corp., Senior Notes	4.200%	2/27/15	450,000	483,616

Total Commercial Banks				4,477,064

Consumer Finance - 1.2%
SLM Corp., Medium-Term Notes, Senior Notes	5.000%	10/1/13	1,275,000	1,322,813
Toyota Motor Credit Corp., Senior Notes	2.000%	9/15/16	400,000	415,111

Total Consumer Finance				1,737,924

Diversified Financial Services - 2.2%
Bank of America Corp., Senior Notes	5.625%	10/14/16	1,000,000	1,141,216
JPMorgan Chase & Co., Senior Notes	3.450%	3/1/16	550,000	585,729
National Rural Utilities Cooperative Finance Corp., Medium-Term Notes	8.000%	3/1/32	540,000	832,719
NYSE Euronext, Senior Notes	2.000%	10/5/17	400,000	407,724
Private Export Funding Corp.	4.974%	8/15/13	190,000	197,138

Total Diversified Financial Services				3,164,526

Real Estate Investment Trusts (REITs) - 0.7%
Digital Realty Trust Inc., Senior Notes	5.250%	3/15/21	125,000	141,595
Health Care REIT Inc., Senior Notes	3.625%	3/15/16	400,000	424,506
Simon Property Group LP, Senior Notes	4.200%	2/1/15	100,000	106,685
Simon Property Group LP, Senior Notes	4.125%	12/1/21	250,000	281,334

Total Real Estate Investment Trusts (REITs)				954,120

TOTAL FINANCIALS				11,681,419

HEALTH CARE - 2.1%
Biotechnology - 0.3%
Gilead Sciences Inc., Senior Notes	3.050%	12/1/16	375,000	403,419

Health Care Equipment & Supplies - 0.2%
Medtronic Inc., Senior Notes	3.000%	3/15/15	175,000	184,514
Stryker Corp., Senior Notes	3.000%	1/15/15	180,000	188,777

Total Health Care Equipment & Supplies				373,291

Health Care Providers & Services - 0.1%
UnitedHealth Group Inc., Senior Notes	1.400%	10/15/17	125,000	125,956

Pharmaceuticals - 1.5%
Abbott Laboratories, Senior Notes	5.600%	11/30/17	650,000	799,604
Merck & Co. Inc., Senior Notes	4.000%	6/30/15	355,000	387,159
Novartis Capital Corp., Senior Notes	4.125%	2/10/14	470,000	491,726

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL SOCIAL AWARENESS FUND

Schedule of Investments (unaudited) (cont’d)	October 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pharmaceuticals - continued
Wyeth, Notes	5.500%	2/15/16	$425,000	$488,892

Total Pharmaceuticals				2,167,381

TOTAL HEALTH CARE				3,070,047

INDUSTRIALS - 0.7%
Road & Rail - 0.7%
Norfolk Southern Corp., Senior Notes	7.250%	2/15/31	650,000	931,702

INFORMATION TECHNOLOGY - 1.0%
Internet Software & Services - 0.2%
eBay Inc., Senior Notes	1.625%	10/15/15	340,000	350,206

Semiconductors & Semiconductor Equipment - 0.3%
Texas Instruments Inc., Senior Notes	1.650%	8/3/19	400,000	402,268

Software - 0.5%
Microsoft Corp., Senior Notes	2.950%	6/1/14	205,000	213,151
Microsoft Corp., Senior Notes	1.625%	9/25/15	450,000	465,751

Total Software				678,902

TOTAL INFORMATION TECHNOLOGY				1,431,376

MATERIALS - 0.5%
Chemicals - 0.5%
Potash Corp. of Saskatchewan Inc., Senior Notes	5.875%	12/1/36	600,000	777,346

TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Verizon Communications Inc., Senior Notes	6.350%	4/1/19	400,000	517,178

TOTAL CORPORATE BONDS & NOTES (Cost - $19,550,241)				21,601,754

MORTGAGE-BACKED SECURITIES - 3.7%
FHLMC - 2.6%
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	1/1/32	387,713	413,980
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	9/1/37	218,393	240,692
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.000%	3/1/19-7/1/35	1,236,214	1,338,625
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.500%	6/1/21	321,074	344,614
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.000%	2/1/22-2/1/36	699,875	771,809
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.500%	1/1/37	266,935	303,448
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.500%	2/1/37	289,080	314,630

Total FHLMC				3,727,798

FNMA - 0.6%
Federal National Mortgage Association (FNMA)	6.500%	3/1/29	85	100
Federal National Mortgage Association (FNMA)	4.500%	2/1/35	135,626	146,723
Federal National Mortgage Association (FNMA)	5.500%	6/1/36-11/1/36	57,991	63,678
Federal National Mortgage Association (FNMA)	6.000%	5/1/37-9/1/37	520,007	577,829

Total FNMA				788,330

GNMA - 0.5%
Government National Mortgage Association (GNMA) I	5.000%	12/15/35	623,720	686,405
Government National Mortgage Association (GNMA) II	7.000%	11/20/36	71,255	82,089

Total GNMA				768,494

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $4,798,574)				5,284,622

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL SOCIAL AWARENESS FUND

Schedule of Investments (unaudited) (cont’d)	October 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 0.3%
Pennsylvania - 0.3%
County of Montgomery, PA, GO, Build America Bonds (Cost - $406,720)	5.400%	10/1/30	$400,000	$459,312

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 4.3%
U.S. Government Agencies - 1.4%
Federal Farm Credit Bank (FFCB), Bonds	2.070%	9/27/21	500,000	502,552
Federal Home Loan Bank (FHLB), Bonds	2.500%	7/5/22	500,000	502,493
Federal Home Loan Mortgage Corp. (FHLMC), Notes	1.250%	10/2/19	445,000	444,497
Federal National Mortgage Association (FNMA), Bonds	6.625%	11/15/30	303,000	466,427

Total U.S. Government Agencies				1,915,969

U.S. Government Obligations - 2.9%
U.S. Treasury Bonds	3.500%	2/15/39	718,000	821,661
U.S. Treasury Bonds	4.375%	11/15/39	204,000	268,674
U.S. Treasury Notes	2.250%	11/30/17	984,000	1,058,569
U.S. Treasury Notes	2.625%	8/15/20	1,839,000	2,021,464

Total U.S. Government Obligations				4,170,368

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $5,448,574)				6,086,337

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $105,742,965)				138,079,043

SHORT-TERM INVESTMENTS - 2.9%
Repurchase Agreements - 2.9%
Interest in $175,000,000 joint tri-party repurchase agreement dated 10/31/12 with RBS Securities Inc.; Proceeds at maturity - $4,185,027; (Fully collateralized by U.S. government agency obligations, 0.000% due 1/18/13; Market value - $4,268,717) (Cost - $4,185,000)	0.230%	11/1/12	4,185,000	4,185,000

TOTAL INVESTMENTS - 99.5% (Cost - $109,927,965#)				142,264,043
Other Assets in Excess of Liabilities - 0.5%				706,376

TOTAL NET ASSETS - 100.0%				$142,970,419

*	Non-income producing security.
(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

PAC	— Planned Amortization Class
REIT	— Real Estate Investment Trust

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Investment Counsel Social Awareness Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Notes to Schedule of Investments (unaudited) (continued)

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$96,797,936	—	—	$96,797,936
Asset-backed securities	—	$696,247	—	696,247
Collateralized mortgage obligations	—	7,152,835	—	7,152,835
Corporate bonds & notes	—	21,601,754	—	21,601,754
Mortgage-backed securities	—	5,284,622	—	5,284,622
Municipal bonds	—	459,312	—	459,312
U.S. government & agency obligations	—	6,086,337	—	6,086,337

Total long-term investments	$96,797,936	$41,281,107	$—	$138,079,043

Short-term investments†	—	4,185,000	—	4,185,000

Total investments	$96,797,936	$45,466,107	$—	$142,264,043

† See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At October 31, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$32,860,708
Gross unrealized depreciation	(524,630)

Net unrealized appreciation	$32,336,078

Notes to Schedule of Investments (unaudited) (continued)

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended October 31, 2012, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken

Date: December 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken

Date: December 21, 2012

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: December 21, 2012